Consolidated income statements - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Net sales to third parties	$ 51,900	$ 49,109	$ 48,518
Net sales	51,900	49,109	48,518
Other revenues	1,266	1,026	918
Cost of goods sold	(18,407)	(17,175)	(17,520)
Gross profit	34,759	32,960	31,916
Selling, general and administration	(16,471)	(14,997)	(14,192)
Research and Development	(9,074)	(8,972)	(9,039)
Other income	1,690	1,969	1,927
Other expense	(2,735)	(2,331)	(2,344)
Operating income	8,169	8,629	8,268
Income from associated companies	6,438	1,108	703
Interest expense	(957)	(777)	(707)
Other financial income and expense	185	39	(447)
Income before taxes	13,835	8,999	7,817
Taxes	(1,221)	(1,296)	(1,119)
Net income	12,614	7,703	6,698
Attributable to
Shareholders of Novartis AG	12,611	7,703	6,712
Non-controlling interests	$ 3	$ 0	$ (14)
Weighted average number of shares outstanding used in the basic earnings per share	2,319	2,346	2,378
Basic earnings per share [abstract]
Basic earnings per share	$ 5.44	$ 3.28	$ 2.82
Adjusted weighted average number of ordinary shares outstanding	2,344	2,371	2,400
Diluted earnings per share [abstract]
Diluted earnings per share	$ 5.38	$ 3.25	$ 2.80